Property, Plant And Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Office building	$ 51,638	$ 55,017
Plant and machinery	11,483	12,307
Software application	7,731	8,063
Furniture, fixtures and equipment	4,068	4,351
Leasehold improvements	3,814	4,087
Motor vehicles	744	863
Property, Plant and Equipment, Gross, Total	79,478	84,688
Less: accumulated depreciation	(30,307)	(28,812)
Impairment of long-lived assets	(26)	(28)
Property, plant and equipment, net	49,145	55,848
Construction in progress	$ 69,792	$ 36,389